Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	DWS MUNICIPAL TRUST
Central Index Key	0000203142
Amendment Flag	false
Document Creation Date	Jan 31, 2013
Document Effective Date	Feb 1, 2013
Prospectus Date	Feb 1, 2013

DWS Short-Term Municipal Bond Fund
DWS Short-Term Municipal Bond Fund
Investment Objective
The fund seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 9) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS Short-Term Municipal Bond Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	2.00%	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	20	20	20	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS Short-Term Municipal Bond Fund	Class A	Class B	Class C	INST Class	Class S
Management fee	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution/service (12b-1) fees	0.24%	1.00%	1.00%	none	none
Other expenses	0.24%	0.26%	0.25%	0.19%	0.33%
Total annual fund operating expenses	0.88%	1.66%	1.65%	0.59%	0.73%
Less fee waiver/reimbursement	0.14%	0.17%	0.16%	0.10%	0.14%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.74%	1.49%	1.49%	0.49%	0.59%

The Advisor has contractually agreed through January 31, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 0.74%, 1.49%,1.49%, 0.49% and 0.59% for Class A, Class B, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A, Class B, Class C, Institutional Class and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS Short-Term Municipal Bond Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
1 Year	274	552	252	50	60
3 Years	461	807	505	179	219
5 Years	664	1,086	882	319	392
10 Years	1,250	1,552	1,941	728	893

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS Short-Term Municipal Bond Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
1 Year	274	152	152	50	60
3 Years	461	507	505	179	219
5 Years	664	886	882	319	392
10 Years	1,250	1,552	1,941	728	893

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2012: 50%.
Principal Investment Strategy
Main investments. Under normal market conditions, the fund invests at least 80% of its assets, determined at the time of purchase, in municipal securities that pay interest exempt from regular federal income tax. Municipal securities are debt securities issued by states and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from regular federal income tax. The fund may invest without limit in municipal securities that pay interest that is taxable under the federal alternative minimum tax (AMT). The fund invests in securities of varying maturities and intends to maintain a dollar-weighted average effective portfolio maturity of no longer than three years. In determining the weighted average effective portfolio maturity, portfolio management uses a security's stated maturity or, if applicable, an earlier date on which portfolio management believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, or prepayment provision) will cause the security to be repaid earlier than the stated maturity date. As of December 31, 2012, the fund had a dollar-weighted average effective portfolio maturity of 2.4 years.

The fund invests primarily in investment grade municipal securities (securities within the top four credit rating categories) and up to 15% of assets investable in the fourth highest rating category. The fund may invest more than 25% of total assets in private activity and industrial development bonds if the interest paid on them is exempt from regular federal income tax.

The fund may invest up to 20% of total assets in certain taxable securities to maintain liquidity. The fund may also purchase securities on a when-issued basis.

Management process. Portfolio management looks for securities that it believes offer the best value, typically weighing a number of factors, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, credit condition and outlook, liquidity, and changes in supply and demand within the municipal bond market.

Derivatives. Portfolio management generally may use interest rate swaps, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), to manage the duration of the investment portfolio (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). Portfolio management may also use inverse floating rate securities to seek to enhance potential gains.

The fund may also use various types of derivatives (i) for hedging; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.
Main Risks
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Municipal securities risk. The fund will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Credit risk. The fund's performance could be hurt if an issuer of a security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or inability to meet a financial obligation.

Private activity and industrial development bond risk. The payment of principal and interest on these bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of property financed as security for such payment.

Inverse floating rate securities risk. The interest payment received on inverse floating rate securities ("inverse floaters") generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.

Tax risk. With respect to federal income taxes, any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. Distributions also are generally subject to state taxes with certain exceptions (e.g. some states may have an exception for a portion of the fund's income that is attributable to municipal securities issued in the state in which you reside). New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

When-issued and delayed delivery securities risk. The fund may purchase or sell a security at a future date for a predetermined price. The market value of the securities may change before delivery.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

In the table, the performance figures for each share class prior to its inception date are based on the historical performance of the original share class (Institutional Class), adjusted to reflect the higher net expenses and applicable sales charge of the relevant share class.
CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 2.45%, Q3 2009 Worst Quarter: -0.95%, Q3 2008
Average Annual Total Returns (For periods ended 12/31/2012 expressed as a %)
After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns DWS Short-Term Municipal Bond Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	Feb 28, 2003	(0.63%)	1.84%	2.18%
Class B before tax	Feb 28, 2003	(2.26%)	1.28%	1.62%
Class C before tax	Feb 28, 2003	0.74%	1.48%	1.62%
INST Class before tax	Mar 6, 1995	1.66%	2.49%	2.65%
INST Class After tax on distributions		1.66%	2.49%	2.65%
INST Class After tax on distributions and sale of fund shares		1.58%	2.46%	2.65%
Class S before tax	Feb 28, 2005	1.65%	2.43%	2.55%
Barclays 1-Year General Obligation Index (reflects no deduction for fees, expenses or taxes)		0.73%	2.28%	2.37%
Barclays 3-Year (2-4) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.86%	3.68%	3.17%

The information above shows how the fund's performance compares to Barclays 1-Year General Obligation Index and Barclays 3-Year (2-4) Municipal Bond Index, broad-based securities indexes that reflect the investment strategy of the fund.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
DWS Short-Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS Short-Term Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 9) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

		Portfolio turnover rate for fiscal year 2012: 50%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor has contractually agreed through January 31, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 0.74%, 1.49%,1.49%, 0.49% and 0.59% for Class A, Class B, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A, Class B, Class C, Institutional Class and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Main investments. Under normal market conditions, the fund invests at least 80% of its assets, determined at the time of purchase, in municipal securities that pay interest exempt from regular federal income tax. Municipal securities are debt securities issued by states and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from regular federal income tax. The fund may invest without limit in municipal securities that pay interest that is taxable under the federal alternative minimum tax (AMT). The fund invests in securities of varying maturities and intends to maintain a dollar-weighted average effective portfolio maturity of no longer than three years. In determining the weighted average effective portfolio maturity, portfolio management uses a security's stated maturity or, if applicable, an earlier date on which portfolio management believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, or prepayment provision) will cause the security to be repaid earlier than the stated maturity date. As of December 31, 2012, the fund had a dollar-weighted average effective portfolio maturity of 2.4 years.

The fund invests primarily in investment grade municipal securities (securities within the top four credit rating categories) and up to 15% of assets investable in the fourth highest rating category. The fund may invest more than 25% of total assets in private activity and industrial development bonds if the interest paid on them is exempt from regular federal income tax.

The fund may invest up to 20% of total assets in certain taxable securities to maintain liquidity. The fund may also purchase securities on a when-issued basis.

Management process. Portfolio management looks for securities that it believes offer the best value, typically weighing a number of factors, from economic outlooks and possible interest rate movements to characteristics of specific securities, such as coupon, maturity date and call date, credit condition and outlook, liquidity, and changes in supply and demand within the municipal bond market.

Derivatives. Portfolio management generally may use interest rate swaps, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), to manage the duration of the investment portfolio (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). Portfolio management may also use inverse floating rate securities to seek to enhance potential gains.

		The fund may also use various types of derivatives (i) for hedging; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Municipal securities risk. The fund will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Credit risk. The fund's performance could be hurt if an issuer of a security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or inability to meet a financial obligation.

Private activity and industrial development bond risk. The payment of principal and interest on these bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of property financed as security for such payment.

Inverse floating rate securities risk. The interest payment received on inverse floating rate securities ("inverse floaters") generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.

Tax risk. With respect to federal income taxes, any distributions to shareholders that represent income from taxable securities will generally be taxable as ordinary income, while other distributions, such as capital gains, are taxable to the same extent they would be for any mutual fund. Distributions also are generally subject to state taxes with certain exceptions (e.g. some states may have an exception for a portion of the fund's income that is attributable to municipal securities issued in the state in which you reside). New federal or state governmental action could adversely affect the tax-exempt status of securities held by the fund, resulting in a higher tax liability for shareholders and potentially hurting fund performance as well.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

		When-issued and delayed delivery securities risk. The fund may purchase or sell a security at a future date for a predetermined price. The market value of the securities may change before delivery.
Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

		In the table, the performance figures for each share class prior to its inception date are based on the historical performance of the original share class (Institutional Class), adjusted to reflect the higher net expenses and applicable sales charge of the relevant share class.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The information above shows how the fund's performance compares to Barclays 1-Year General Obligation Index and Barclays 3-Year (2-4) Municipal Bond Index, broad-based securities indexes that reflect the investment strategy of the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2.45%, Q3 2009 Worst Quarter: -0.95%, Q3 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2012 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Institutional Class and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
DWS Short-Term Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Less fee waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	274
3 Years	rr_ExpenseExampleYear03	461
5 Years	rr_ExpenseExampleYear05	664
10 Years	rr_ExpenseExampleYear10	1,250
1 Year	rr_ExpenseExampleNoRedemptionYear01	274
3 Years	rr_ExpenseExampleNoRedemptionYear03	461
5 Years	rr_ExpenseExampleNoRedemptionYear05	664
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,250
DWS Short-Term Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	4.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
Less fee waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	552
3 Years	rr_ExpenseExampleYear03	807
5 Years	rr_ExpenseExampleYear05	1,086
10 Years	rr_ExpenseExampleYear10	1,552
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	507
5 Years	rr_ExpenseExampleNoRedemptionYear05	886
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,552
DWS Short-Term Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%
Less fee waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	252
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	882
10 Years	rr_ExpenseExampleYear10	1,941
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	505
5 Years	rr_ExpenseExampleNoRedemptionYear05	882
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,941
DWS Short-Term Municipal Bond Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Less fee waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	319
10 Years	rr_ExpenseExampleYear10	728
1 Year	rr_ExpenseExampleNoRedemptionYear01	50
3 Years	rr_ExpenseExampleNoRedemptionYear03	179
5 Years	rr_ExpenseExampleNoRedemptionYear05	319
10 Years	rr_ExpenseExampleNoRedemptionYear10	728
2003	rr_AnnualReturn2003	2.71%
2004	rr_AnnualReturn2004	2.27%
2005	rr_AnnualReturn2005	2.50%
2006	rr_AnnualReturn2006	3.44%
2007	rr_AnnualReturn2007	3.14%
2008	rr_AnnualReturn2008	(0.62%)
2009	rr_AnnualReturn2009	6.50%
2010	rr_AnnualReturn2010	1.62%
2011	rr_AnnualReturn2011	3.45%
2012	rr_AnnualReturn2012	1.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.95%)
DWS Short-Term Municipal Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Less fee waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	219
5 Years	rr_ExpenseExampleYear05	392
10 Years	rr_ExpenseExampleYear10	893
1 Year	rr_ExpenseExampleNoRedemptionYear01	60
3 Years	rr_ExpenseExampleNoRedemptionYear03	219
5 Years	rr_ExpenseExampleNoRedemptionYear05	392
10 Years	rr_ExpenseExampleNoRedemptionYear10	893
DWS Short-Term Municipal Bond Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.63%)
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	2.18%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2003
DWS Short-Term Municipal Bond Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.26%)
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	1.62%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2003
DWS Short-Term Municipal Bond Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.74%
5 Years	rr_AverageAnnualReturnYear05	1.48%
10 Years	rr_AverageAnnualReturnYear10	1.62%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2003
DWS Short-Term Municipal Bond Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.66%
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	2.65%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar 6, 1995
DWS Short-Term Municipal Bond Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.65%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	2.55%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
DWS Short-Term Municipal Bond Fund | After tax on distributions | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.66%
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	2.65%
DWS Short-Term Municipal Bond Fund | After tax on distributions and sale of fund shares | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	2.65%
DWS Short-Term Municipal Bond Fund | Barclays 1-Year General Obligation Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.73%
5 Years	rr_AverageAnnualReturnYear05	2.28%
10 Years	rr_AverageAnnualReturnYear10	2.37%
DWS Short-Term Municipal Bond Fund | Barclays 3-Year (2-4) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	3.17%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2013